Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Other Receivables And Prepayments [Abstract]
Prepayment for contract research organization ("CRO") services		$ 984	$ 1,732
Prepaid expenses		825	357
Deposits		67	51
Others		287	178
Other receivables and prepayments		$ 2,163	$ 2,318
Amortized period	1 year